Acquisitions - Purchase price allocation (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	May 17, 2019	Sep. 15, 2017
Assets
Property and equipment	$ 26
Acquired Company
Assets
Cash		$ 370
Amounts receivable		468
Prepaid expenses and deposits		32
Property and equipment		26
Acquisitions (note 5)		3,918
Total identifiable net assets at fair value		4,814
Liabilities
Accounts payable and accrued liabilities		844
Deferred income tax liabilities		904
Identifiable Liabilities Acquired Recognised As Of Acquisition Date		1,748
Purchase consideration transferred		$ 3,066
Ellie Sparkles
Assets
Cash			$ 122
Acquisitions (note 5)			8,406
Total identifiable net assets at fair value			8,528
Liabilities
Non-controlling interest			4,178
Purchase consideration transferred			$ 4,350